Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Cash Flows
Net loss	$ (24,955,000)	$ (12,825,000)	$ (25,056,000)	$ (74,495,000)	$ (8,918,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,875,000	5,609,000	10,835,000	10,275,000	4,027,000
Deferred income taxes	317,000	271,000	579,000	(606,000)	(10,690,000)
Bad debt expense and other reserves	109,000	153,000	280,000	668,000	137,000
Stock-based compensation	11,540,000	3,616,000	9,346,000	10,320,000	6,208,000
Legal expense settled in stock				307,000
Legal settlement paid in stock			326,000
Increase in fair value of preferred stock warrant liability					1,882,000
Increase in fair value of contingent consideration liability		48,000	95,000	1,370,000
Common stock warrant expense	4,668,000	1,262,000	3,740,000	1,990,000	2,112,000
Purchased investment premium, net of sales and amortization					(586,000)
Imputed interest on notes receivable	10,000	62,000	127,000	126,000	314,000
Interest income on notes receivable	(18,000)	(100,000)	(107,000)	(107,000)	(110,000)
Interest expense on note payable		805,000	805,000	1,508,000	60,000
Accretion of beneficial conversion feature on convertible notes payable and discount on revolving line of credit	236,000	945,000	1,117,000	1,770,000
Loss on disposal of fixed assets	211,000	325,000	734,000	1,493,000	121,000
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(6,183,000)	(4,317,000)	(8,196,000)	2,506,000	(8,169,000)
Prepaid expenses	(3,319,000)	(2,953,000)	(1,955,000)	(104,000)	(663,000)
Other current assets	457,000	(203,000)	(29,000)	163,000	(238,000)
Other assets	(62,000)	(30,000)	(281,000)	10,082,000	(10,223,000)
Accounts payable	491,000	(1,016,000)	1,382,000	(2,053,000)	8,011,000
Accrued employee expenses	(410,000)	2,521,000	3,973,000	(376,000)	2,674,000
Other accrued expenses	4,700,000	(121,000)	(1,204,000)	2,655,000	2,525,000
Other liabilities	(97,000)	(175,000)	(422,000)	(210,000)	53,000
Net cash used in operating activities	(6,430,000)	(6,123,000)	(3,911,000)	(32,718,000)	(11,473,000)
Cash flows from investing activities
Change in restricted cash		2,500,000	2,500,000	(4,500,000)	51,000
Purchases of investments					(31,451,000)
Sales of short term investments				31,061,000	976,000
Cash acquired in business acquisition, net of cash paid					6,138,000
Purchase of property and equipment	(4,790,000)	(3,320,000)	(8,404,000)	(6,200,000)	(12,721,000)
Purchase of intangible assets	(350,000)				(50,000)
Notes receivable from related parties	(60,000)				(150,000)
Repayment of notes receivable from related parties	3,761,000		421,000	13,000	10,000
Net cash (used in) provided by investing activities	(1,439,000)	(820,000)	(5,483,000)	20,374,000	(37,197,000)
Cash flows from financing activities
Proceeds from initial public offering net of underwriting discounts	74,747,000
Proceeds from revolving line of credit			5,000,000
Repayments under credit agreement	(5,000,000)
Proceeds from the issuance of preferred stock and common stock warrants, net of issuance costs			29,901,000
Proceeds from the issuance of common stock, net of issuance costs				116,000	54,138,000
Issuance of convertible note payable				23,133,000	2,000,000
Proceeds from the sale of treasury stock					3,000,000
Payments of initial public offering costs	(5,073,000)		(551,000)
Payment of contingent consideration			(428,000)
Repayment of capital lease obligations					(51,000)
Repurchase of common stock			(1,000,000)	(1,648,000)	(14,881,000)
Repurchase of vested common stock option awards		(2,000,000)	(2,000,000)
Proceeds from exercise of common stock options	1,760,000	185,000	229,000	313,000	528,000
Exercise of warrants	9,461,000			637,000
Net cash provided by (used in) financing activities	75,895,000	(1,815,000)	31,151,000	22,551,000	44,734,000
Net (decrease) increase in cash and cash equivalents	68,026,000	(8,758,000)	21,757,000	10,207,000	(3,936,000)
Cash and cash equivalents at beginning of period	43,819,000	22,062,000	22,062,000	11,855,000	15,791,000
Cash and cash equivalents at end of period	111,845,000	13,304,000	43,819,000	22,062,000	11,855,000
Cash paid during the year for:
Interest			64,000		6,000
Income taxes					54,000
Statement
Issuance of note receivable for purchase of common stock					174,000
Issuance of common stock for business acquisitions					90,079,000
Issuance of common stock in settlement of liability				850,000	250,000
Issuance of common stock in lieu of cash bonus				626,000
Conversion of convertible note payable and accrued interest to common stock		25,447,000	25,447,000		2,060,000
Conversion of convertible preferred stock for common stock					59,575,000
Conversion of convertible preferred stock warrants for common stock warrants					2,552,000
Contingently redeemable common stock				(1,000,000)
Beneficial conversion feature related to convertible notes payable, net of tax				1,618,000
Deferred offering costs included in accounts payable and accrued expenses			1,143,000
Tenant incentive for purchase of leasehold improvements			519,000
Stock-based compensation capitalized for software development	614,000	251,000	540,000	214,000	266,000
Capitalized assets included in accounts payable, accrued employee expenses and other accrued expenses	370,000	53,000	109,000
Honk, LLC
Statement
Issuance of common stock for business acquisitions					1,432,000
Carperks LLC
Statement
Issuance of common stock for business acquisitions					133,000
ALG, Inc
Statement
Issuance of common stock for business acquisitions					$ 88,514,000